                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234



================================================================================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE POLARIS PLATINUM II PROSPECTUS
                           (FORM NUMBERS: B-3483-PRO)
                                DATED MAY 2, 2005

   ---------------------------------------------------------------------------


THE FOLLOWING ARE ADDED TO PAGE 1 OF THE PROSPECTUS UNDER THE HEADING "STOCKS":

Managed by Banc of America Capital Management, LLC
   -    Nations MidCap Growth Portfolio                             NSAT
   -    Nations Small Company Portfolio                             NSAT
   -    Nations Value Portfolio                                     NSAT


THE FOLLOWING ARE ADDED TO PAGE 8 OF THE PROSPECTUS IN THE INVESTMENT OPTIONS SECTION UNDER THE HEADING "STOCKS":

Managed by Banc of America Capital Management, LLC
   -    Nations MidCap Growth Portfolio                             NSAT
   -    Nations Small Company Portfolio                             NSAT
   -    Nations Value Portfolio                                     NSAT



Dated: August 3, 2005

                Please keep this Supplement with your Prospectus.



                                  Page 1 of 1